Stock Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the status of MMC's stock option awards
A summary of the status of the Company’s stock option awards as of December 31, 2012 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Balance at January 1, 2012	38,895,109	$29.21
Granted	3,547,733	$31.88
Exercised	(6,892,731)	$26.01
Canceled or exchanged	—	—
Forfeited	(860,022)	$27.69
Expired	(2,644,296)	$42.85
Balance at December 31, 2012	32,045,793	$29.10	4.5 years	186,467
Options vested or expected to vest at December 31, 2012	32,004,297	$29.12	4.4 years	185,871
Options exercisable at December 31, 2012	16,115,605	$28.85	3.8 years	106,606

Black-Scholes Option Pricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option pricing valuation model for options granted
The assumptions used in the Black-Scholes option pricing valuation model for options granted by the Company in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Risk-free interest rate	1.26%-1.27%	2.28%-2.90%	3.15%-3.20%
Expected life (in years)	6.50	6.75	6.75
Expected volatility	26.2%-26.4%	25.4%-25.8%	26.3%-27.6%
Expected dividend yield	2.76%-2.80%	2.75%-2.86%	3.26%-3.52%

Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted stock units award activity
A summary of the status of the Company's restricted stock awards as of December 31, 2012 and changes during the period then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested balance at January 1, 2012	51,700	$46.86
Granted	—	$—
Vested	(20,000)	$46.14
Forfeited	—	$—
Non-vested balance at December 31, 2012	31,700	$47.31

Restricted Stock Units And Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted stock units award activity

	Restricted Stock Units		Performance Stock Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested balance at January 1, 2012	15,058,428	$25.43	368,346	$30.60
Granted	2,797,287	$31.96	461,756	$31.89
Vested	(8,209,388)	$23.97	(25,129)	$30.83
Forfeited	(682,089)	$28.49	(81,075)	$31.31
Adjustment due to performance	—	$—	6,940	$30.60
Non-vested balance at December 31, 2012	8,964,238	$28.58	730,838	$31.32